Operating Leases (Details) - Schedule of operating lease amount - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022
Schedule of Maturities Operating Lease Liabilities [Abstract]
2023	$ 951	[1]	$ 1,288	[2]
2024	694		656
2025	234		221
2026	24		27
2027	21		21
Thereafter	35		33
Total lease payment	1,959		2,246
Less: imputed interest	(103)		(126)
Total lease liabilities	$ 1,856		$ 2,120

[1]	Not include operating leases with a term less than one year.
[2]	Not include operating leases with a term less than one year.